INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED OCTOBER 28, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Revenue ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, the following disclosure replaces the similar disclosure added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, a Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
O-TRST2-PRO-1-SUP-4 081220

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P Global Water Index ETF (the “Fund”)
Effective immediately, the following replaces the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Please Retain This Supplement for Future Reference.
P-CGW-PRO-1-SUP-3 081220

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco China Technology ETF (the “Fund”)
Effective immediately, the following replaces the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Please Retain This Supplement for Future Reference.
P-CQQQ-PRO-1-SUP-3 081220

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUSES DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco DWA Developed Markets Momentum ETF
Invesco DWA Emerging Markets Momentum ETF
Invesco FTSE International Low Beta Equal Weight ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Global Clean Energy ETF
Invesco Global Water ETF
Invesco International BuyBack AchieversTM ETF
Invesco MSCI Global Timber ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF
Invesco PureBetaSM FTSE Emerging Markets ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed High Dividend Low Volatility ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, the following replaces the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, a Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-PS-PRO-EQI-SUP-5 081220

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Emerging Markets Sovereign Debt ETF
Invesco Global Short Term High Yield Bond ETF
Invesco International Corporate Bond ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, the following replaces the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, a Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-PS-PRO-FIX-SUP-3 081220

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED DECEMBER 20, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco DWA SmallCap Momentum ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco PureBetaSM MSCI USA ETF
Invesco PureBetaSM MSCI USA Small Cap ETF
Invesco Russell 1000 Enhanced Equal Weight ETF
Invesco Russell 1000 Equal Weight ETF
Invesco Russell 1000 Low Beta Equal Weight ETF
Invesco S&P 500 Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500 Momentum ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco Solar ETF
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, the following disclosure replaces the similar disclosure added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, a Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.
COVID-19.  The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-TRST2-PRO-EQI-SUP-7 081220

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED DECEMBER 20, 2019,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco 1-30 Laddered Treasury ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco Preferred ETF
Invesco PureBetaSM US Aggregate Bond ETF
Invesco Senior Loan ETF
Invesco Taxable Municipal Bond ETF
Invesco Treasury Collateral ETF
Invesco Variable Rate Preferred ETF
Invesco VRDO Tax-Free Weekly ETF
(each, a “Fund” and collectively, the “Funds”)

Effective immediately, the following disclosure replaces the similar disclosure added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Additionally, if a sector or sectors in which an index is concentrated is negatively impacted to a greater extent by such events, a Fund may experience heightened volatility.  Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.
COVID-19.  The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs.  Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-TRST2-PRO-FIX-SUP-5 081220